Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Medigus Ltd.
Entity Central Index Key	0001618500
Trading Symbol	MDGS
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Fiscal Year Focus	2018
Document Period End Date	Jun. 30, 2018
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0